Financial Information of Parent Company Balance Sheets (Details) (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,884,402
Ordinary shares, shares outstanding	51,619,218	51,619,218
Treasury stock, shares	40,265,184	40,265,184
Parent [Member]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402
Ordinary shares, shares outstanding	51,619,218	51,619,218
Treasury stock, shares	40,265,184	40,265,184